Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Jun. 30, 2018
GMO SGM Major Markets Series Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GMO SGM MAJOR MARKETS SERIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may bear for each class of shares if you buy and hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund operating expenses (expenses that you bear each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	June 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These transaction costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund had not commenced operations as of the fiscal year ended February 28, 2018, the Fund’s portfolio turnover rate is not available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The amounts represent an annualized estimate of the Fund’s operating expenses for its initial fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, regardless of whether or not you redeem your shares at the end of such periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the fee waiver and expense reimbursement noted in the expense table and all amounts shown include the expenses of both SGM and the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests substantially all of its assets in Class III shares of GMO SGM Major Markets Fund ("SGM"), a series of GMO Trust not offered in this Prospectus. The Fund's investment objective and principal investment strategies are substantially similar to those of SGM. Except as otherwise indicated, references to the Fund may also refer to SGM, and references to actions undertaken or investments held by the Fund may also refer to those by SGM. GMO serves as investment adviser for both the Fund and SGM.

The Fund's benchmark is the Citigroup 3-Month Treasury Bill Index. The Fund seeks annualized returns of 5% (gross of fees) above the Citigroup 3-Month Treasury Bill Index and annualized volatility (standard deviation) of approximately 6-10%, each over a complete market cycle. The Fund does not maintain specified interest rate duration for its portfolio, and its performance is expected to have a low correlation with the performance of major asset classes over a complete market cycle.

The Fund typically takes long and short positions in a range of global equity, bond, currency, and commodity markets using exchange-traded futures, forward non-U.S. exchange contracts, and swaps on commodity indices, as well as making other investments. The Fund seeks to take advantage of GMO's proprietary investment models for global tactical asset allocation and equity, bond, currency, and commodity market selection.

The Fund normally invests assets not held as margin for futures, forward transactions or swaps in cash directly (e.g., Treasury bills, Treasury floating rate notes, Treasury Separately Traded Registered Interest and Principal Securities ("STRIPS"), Federal Home Loan Bank discount notes, and other agency notes), money market funds unaffiliated with GMO, in shares of GMO U.S. Treasury Fund ("U.S. Treasury Fund"), which is described in a separate prospectus, and directly in the types of investments typically held by money market funds. The Fund also may invest in U.S. and non-U.S. fixed income securities of any credit quality (including below investment grade securities (commonly referred to as "junk bonds")), maturity or duration.

GMO's models for this systematic process are based on the following strategies:

•    Value-Based Strategies.   Value factors compare the price of an asset class or market to an economic fundamental value. Generally, value strategies include yield analysis and mean reversion analysis.

•    Sentiment-Based Strategies.   Generally, sentiment-based strategies assess factors such as risk aversion, analyst behavior, and momentum.

In implementing the Fund's investment strategy, GMO seeks to take risk positions that, in GMO's view, are proportionate to the return opportunities. As a result, during time periods when GMO believes the return opportunities are high relative to the risks involved, the Fund may take more risk relative to the Fund's benchmark. Conversely, during time periods when GMO believes the return opportunities are low relative to the risks involved, the Fund may take less risk (or no risk) relative to the Fund's benchmark.

GMO may eliminate strategies, add new strategies, or cause the Fund to take positions that deviate from GMO's investment models in response to additional research, changing market conditions, or other factors. The factors GMO considers and investment methods GMO uses can change over time.

The Fund gains indirect exposure to commodities and some other asset classes through SGM's wholly-owned subsidiary advised by GMO, which does not receive any additional management or other fees for its services. The subsidiary invests primarily in commodity-related derivatives (such as over-the-counter swaps on commodity indices) and fixed income investments but also may invest in any other investment in which SGM is permitted to invest directly. References in this Prospectus to actions taken by the Fund refer to actions undertaken by SGM's subsidiary as well as the Fund or SGM. The Fund does not invest directly in commodities and commodity-related derivatives (such as swaps on commodity indices) but may do so indirectly through its subsidiary (or otherwise).

In addition, the Fund may lend its portfolio securities. The Fund is not limited in its use of derivatives or in the total notional value of its derivative positions. As a result of its derivative positions, the Fund typically has gross investment exposures in excess of its net assets (i.e., the Fund typically is leveraged) and therefore is subject to heightened risk of loss. The Fund's performance can depend substantially, if not primarily, on the performance of assets or indices underlying its derivatives even though it does not own those assets or indices.

The Fund may hold cash, cash equivalents, and/or U.S. government securities to manage cash inflows and outflows as a result of shareholder purchases and redemptions.

Risk [Heading]	rr_RiskHeading	Principal risks of investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of the Fund's shares changes with the value of the Fund's investments. Many factors can affect this value, and you may lose money by investing in the Fund. An investment in the Fund is subject to different risks, and greater overall risk, than an investment in the components of the Fund's benchmark. References to investments include those held directly by the Fund and indirectly through the Fund's investments in its wholly-owned subsidiary and in underlying funds. Because the Fund invests substantially all of its assets in Class III shares of SGM, the most significant risks of investing in the Fund are the risks to which the Fund is exposed through SGM, which include those outlined in the following brief summary of principal risks. SGM is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by SGM may affect SGM's performance more than if SGM were a diversified investment company. In addition to the risks to which the Fund is exposed through its investments in SGM, the Fund is subject to the risk that cash flows into or out of the Fund will cause its performance to be worse than the performance of SGM.

•    Management and Operational Risk – The Fund runs the risk that GMO's investment techniques will fail to produce desired results including annualized returns and annualized volatility. In addition, the Fund could produce results consistent with its annualized volatility objective over a complete market cycle yet experience shorter periods of significantly higher or lower volatility. GMO uses quantitative models as part of its investment process, and relies heavily on those models in making investment decisions for the Fund. GMO's models may not accurately predict future market movements or characteristics. In addition, they are based on assumptions that can limit their effectiveness, and they rely on data that is subject to limitations (e.g., inaccuracies, staleness) that could adversely affect their predictive value. The Fund also runs the risk that GMO's assessment of an investment (including a security's fundamental fair (or intrinsic) value) is wrong or that deficiencies in GMO's or another service provider's internal systems or controls will cause losses for the Fund or impair Fund operations.

•    Market Risk – Equities – The market price of an equity may decline due to factors affecting the issuer, its industry or the economy and equity markets generally. If the Fund purchases an equity for less than its fundamental fair (or intrinsic) value as assessed by GMO, the Fund runs the risk that the market price of the equity will not appreciate or will decline due to GMO's incorrect assessment. The Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund's shares.

•    Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund's foreign currency holdings and investments denominated in foreign currencies.

•    Commodities Risk – Commodity prices can be extremely volatile, and exposure to commodities can cause the value of the Fund's shares to decline or fluctuate in a rapid and unpredictable manner.

•    Futures Contracts Risk – The risk of loss to the Fund resulting from its use of futures contracts is potentially unlimited. Futures markets are highly volatile, and the use of futures contracts may increase the volatility of the Fund's net asset value. A liquid secondary market may not exist for any particular futures contract at any particular time, and the Fund might be unable to effect closing transactions to terminate its exposure to the contract. When the Fund uses futures contracts for hedging purposes, it runs the risk that changes in the prices of the contracts will not correlate perfectly with changes in the securities, index, or other asset underlying the contracts or movements in the prices of the Fund's investments that are the subject of the hedge. In addition, the Fund may be unable to reenter or may be delayed in recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. Foreign futures contracts are often less liquid and more volatile than U.S. contracts.

•    Market Risk – Fixed Income – The market price of a fixed income investment can decline due to market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity due to market uncertainty about the value of a fixed income investment (or class of fixed income investments).

•    Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. securities markets are less stable, smaller, less liquid, and less regulated than U.S. securities markets, and the cost of trading in those markets often is higher than in U.S. securities markets. Transactions in non-U.S. securities generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in U.S. securities. In addition, the Fund may be subject to non-U.S. taxes, potentially on a retroactive basis, on (i) capital gains it realizes or dividends, interest, or other amounts it realizes or accrues in respect of non-U.S. investments; (ii) transactions in those investments; and (iii) repatriation of proceeds generated from the sale or other disposition of those investments. Also, the Fund needs a license to invest directly in securities traded in many non-U.S. securities markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. securities markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund's investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in the securities of companies tied economically to emerging countries, the economies of which may be predominantly based on only a few industries or dependent on revenues from particular commodities and of which often are more volatile than the economies of developed countries.

•    Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could reduce the value of the Fund's investments.

•    Derivatives and Short Sales Risk – The use of derivatives involves the risk that their value may not change as expected relative to changes in the value of the underlying assets, pools of assets, rates, currencies or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The Fund may create short investment exposure by taking a derivative position in which the value of the derivative moves in the opposite direction from the price of an underlying asset, pool of assets, rate, currency or index. The risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.

•    Leveraging Risk – The use of derivatives and securities lending creates leverage. Leverage increases the Fund's losses when the value of its investments (including derivatives) declines. In addition, the Fund's portfolio will be leveraged if it exercises its right to delay payment on a redemption, and losses will result if the value of the Fund's assets declines between the time a redemption request is deemed to be received by the Fund and the time the Fund liquidates assets to meet redemption requests.

•    Focused Investment Risk – Investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

•    Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund's securities is unable or unwilling to make timely settlement payments, return the Fund's margin or otherwise honor its obligations.

•    Market Risk – Asset-Backed Securities – The market price of asset-backed securities, like that of other fixed income investments with complex structures, can decline for a variety of reasons, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, deal structure, creditworthiness of any credit-support provider, and reliability of various other service providers with access to the payment stream), and a problem in any of these factors can lead to a reduction in the payment stream GMO expected the Fund to receive when the Fund purchased the asset-backed security.

•    Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer's, guarantor's, or obligor's failure to meet its payment obligations, or in anticipation of such failure. Below investment grade investments have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the ability of issuers of those investments to make principal and interest payments than issuers of investment grade investments.

•    Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying fund from selling particular securities or closing derivative positions at desirable prices.

•    Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of its investment in SGM and SGM's wholly-owned subsidiary, and the underlying funds in which SGM invests, including the risk that SGM, SGM's wholly-owned subsidiary and those underlying funds will not perform as expected. Because the Fund bears the fees and expenses of SGM and the underlying funds in which SGM invests, the increase in fees and expenses of an underlying fund or a reallocation of the Fund's investments to underlying funds with higher fees or expenses will increase the Fund's total expenses.

•    Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor, financial intermediary, or another fund managed by GMO) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will require the Fund to sell securities at disadvantageous prices or otherwise disrupt the Fund's operations.

Risk Lose Money [Text]	rr_RiskLoseMoney	Many factors can affect this value, and you may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
SGM is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by SGM may affect SGM’s performance more than if SGM were a diversified investment company.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and a composite index computed by GMO. As of the date of this Prospectus, the Fund had not commenced operations. Returns shown are those of SGM (Class III shares), adjusted to reflect the gross expenses (on a percentage basis) that are expected to be borne by shareholders of each class of shares of the Fund, as reflected in the Annual Fund operating expenses table. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary. Updated performance information for the Fund and SGM is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index and a composite index computed by GMO.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund had not commenced operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.gmo.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns/Class R4 Shares Years Ending December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter: 12.05% (4Q2010) Lowest Quarter: -22.33% (4Q2008) Year-to-Date (as of 3/31/18): -0.14%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods Ending December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred
Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-advantaged arrangements (such as a 401(k) plan or individual retirement account).

Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class R4 shares only; after-tax returns for other classes will vary.
GMO SGM Major Markets Series Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.31%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	431
1 Year	rr_ExpenseExampleNoRedemptionYear01	132
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 431
2008	rr_AnnualReturn2008	(26.51%)	[5]
2009	rr_AnnualReturn2009	23.56%	[5]
2010	rr_AnnualReturn2010	15.27%	[5]
2011	rr_AnnualReturn2011	(5.96%)	[5]
2012	rr_AnnualReturn2012	(1.30%)	[5]
2013	rr_AnnualReturn2013	5.84%	[5]
2014	rr_AnnualReturn2014	3.34%	[5]
2015	rr_AnnualReturn2015	0.05%	[5]
2016	rr_AnnualReturn2016	3.74%	[5]
2017	rr_AnnualReturn2017	3.56%	[5]
Year to Date Return, Label	rr_YearToDateReturnLabel	Year-to-Date	[5]
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar. 31, 2018	[5]
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(0.14%)	[5]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter:	[5]
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2010	[5]
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.05%	[5]
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter:	[5]
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008	[5]
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.33%)	[5]
1 Year	rr_AverageAnnualReturnYear01	3.56%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.29%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.34%	[5]
Inception	rr_AverageAnnualReturnSinceInception	2.51%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6]
GMO SGM Major Markets Series Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	0.10%	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.16%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	$ 117
3 Years	rr_ExpenseExampleYear03	385
1 Year	rr_ExpenseExampleNoRedemptionYear01	117
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 385
1 Year	rr_AverageAnnualReturnYear01	3.72%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.45%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.49%	[5]
Inception	rr_AverageAnnualReturnSinceInception	2.66%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6]
GMO SGM Major Markets Series Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.05%	[2]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.06%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.05%	[2]
1 Year	rr_ExpenseExampleYear01	$ 107
3 Years	rr_ExpenseExampleYear03	353
1 Year	rr_ExpenseExampleNoRedemptionYear01	107
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 353
1 Year	rr_AverageAnnualReturnYear01	3.82%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.55%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.59%	[5]
Inception	rr_AverageAnnualReturnSinceInception	2.77%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6]
GMO SGM Major Markets Series Fund | Class PS
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.85%	[1],[2]
Distribution and service (12b-1) fee	rr_DistributionAndService12b1FeesOverAssets	none	[2],[3]
Administration fee	rr_Component1OtherExpensesOverAssets	0.20%	[2],[7]
Other expenses	rr_OtherExpensesOverAssets	0.16%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.21%	[2]
Fee waiver/Expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2],[4],[7]
Total annual fund operating expenses after fee waiver/expense reimbursement	rr_NetExpensesOverAssets	1.10%	[2]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	390
1 Year	rr_ExpenseExampleNoRedemptionYear01	112
3 Years	rr_ExpenseExampleNoRedemptionYear03	$ 390
1 Year	rr_AverageAnnualReturnYear01	3.67%	[5]
5 Years	rr_AverageAnnualReturnYear05	3.39%	[5]
10 Years	rr_AverageAnnualReturnYear10	1.44%	[5]
Inception	rr_AverageAnnualReturnSinceInception	2.61%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6]
GMO SGM Major Markets Series Fund | Return After Taxes on Distributions | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.57%	[5],[8]
5 Years	rr_AverageAnnualReturnYear05	2.65%	[5],[8]
10 Years	rr_AverageAnnualReturnYear10	1.03%	[5],[8]
Inception	rr_AverageAnnualReturnSinceInception	2.26%	[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6],[8]
GMO SGM Major Markets Series Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R4
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.81%	[5],[8]
5 Years	rr_AverageAnnualReturnYear05	2.39%	[5],[8]
10 Years	rr_AverageAnnualReturnYear10	0.96%	[5],[8]
Inception	rr_AverageAnnualReturnSinceInception	1.91%	[5],[8]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6],[8]
GMO SGM Major Markets Series Fund | Citigroup 3-Month Treasury Bill Index (Fund benchmark) (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.84%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.24%	[5]
10 Years	rr_AverageAnnualReturnYear10	0.34%	[5]
Inception	rr_AverageAnnualReturnSinceInception	1.19%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6]
GMO SGM Major Markets Series Fund | Citigroup 3-Month Treasury Bill Index+++ (Composite Index)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.84%	[5]
5 Years	rr_AverageAnnualReturnYear05	0.24%	[5]
10 Years	rr_AverageAnnualReturnYear10	(0.56%)	[5]
Inception	rr_AverageAnnualReturnSinceInception	1.23%	[5]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 11, 2005	[5],[6]

[1]	The amount reflects the management fee paid by SGM. The Fund does not charge a management fee, but indirectly bears the management fee paid by SGM.
[2]	The amounts represent an annualized estimate of the Fund's operating expenses for its initial fiscal year. The information in this table and in the Example below reflects the expenses of both the Fund and GMO SGM Major Markets Fund ("SGM"), the underlying fund in which the Fund invests.
[3]	Distribution and service (12b-1) fees are paid to financial intermediaries for providing sub-transfer agency, recordkeeping, and other administrative services.
[4]	GMO has contractually agreed to reimburse the Fund for state registration fees to the extent that they are borne by the Fund. These reimbursements will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[5]	Prior to October 3, 2011, SGM was managed pursuant to a materially different investment strategy and would have achieved materially different performance results under its current investment strategy from that shown for periods prior to October 3, 2011.
[6]	Inception date for SGM (Class III shares).
[7]	Includes compensation paid to Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") for bearing expenses of sub-transfer agency, recordkeeping and related administrative services. GMO has contractually agreed to reduce the administration fee paid by the Fund in respect of its Class PS shares from the annual rate of 0.20% of the average daily net assets attributable to the Fund's Class PS shares to the annual rate of 0.10% of the average daily net asset value attributable to the Fund's Class PS shares. This arrangement will continue through at least June 30, 2019, and may not be terminated prior to this date without the action or consent of the Trust's Board of Trustees.
[8]	After-tax returns do not reflect distributions made by SGM for all periods prior to December 1, 2015, the date on which SGM elected to change its U.S. federal income tax status from that of a partnership to a corporation. Further, SGM elected to be treated and to qualify and be treated each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, for U.S. federal income tax purposes.